UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael McGuire
Title:   Compliance Officer
Phone:   212-407-7352
Signature, Place, Date of Signing:

   Michael McGuire                New York, N.Y.    November 11, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $606,716
					(in thousands)

List of Other Included Managers:

None

SWISS RE FINANCIAL PRODUCTS CORPORATION
FORM 13F
QUARTER ENDED September 30, 2009

                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
AMGEN INC                        COM             031162100     13,119     217814  SH      Defined         0      217814    0       0
ENERGY CONVERSION DEVICES        NOTE 3.000% 6/1 292659AA7      5,066    7000000 PRN      Defined         0           0    0   NONE
ESSEX PORTFOLIO                  NOTE 3.625%11/0 29717PAB3     96,304   95451000 PRN      Defined         0           0    0   NONE
EVERGREEN SOLAR INC              NOTE 4.000% 7/1 30033RAC2     16,100   40000000 PRN      Defined         0           0    0       0
GREAT ATLANTIC & PAC TEA INC     COM               390064103      902     101265  SH      Defined         0      101265    0       0
GREAT ATLANTIC & PAC TEA INC     NOTE 6.750%     390064AK9      7,032    7500000 PRN      Defined         0           0    0   NONE
HEALTH CARE REIT INC             NOTE 4.750%     42217KAQ9     15,234   14275000 PRN      Defined         0           0    0   NONE
HOSPITALITY PPTYS TR             NOTE 3.800%     44106MAK8      7,986    8429000 PRN      Defined         0           0    0   NONE
ISHARES TR                       MSCI EAFE IDX     464287465   21,415     391500  SH      Defined         0      391500    0       0
JETBLUE AIRWAYS CORP             COM               477143101    3,352     560605  SH      Defined         0      560605    0       0
JETBLUE AIRWAYS CORP             DBCV 5.500%     477143AE1      6,734    5000000 PRN      Defined         0           0    0   NONE
JETBLUE AIRWAYS CORP             DBCV 5.500%     477143AD3     14,513   11000000 PRN      Defined         0           0    0   NONE
LDK SOLAR CO LTD                 SPONSORED ADR   50183L107        438      50800  SH      Defined         0       50800    0       0
LUCENT TECHNOLOGIES INC          DBCV 2.750%     549463AG2     25,105   25500000 PRN      Defined         0           0    0   NONE
MASTERCARD INC                   CL A            57636Q104      7,186      35550  SH      Defined         0       35550    0       0
NABORS INDS INC                  NOTE 0.940%     629568AP1    163,085  169000000 PRN      Defined         0           0    0   NONE
OMNICOM GROUP                    COM             681919106        255       6901  SH      Defined         0        6901    0       0
OMNICOM GROUP                    COM             681919106        879      23800  SH  PUT Defined         0           0    0   NONE
QWEST                            COM               749121109      209      55000  SH      Defined         0       55000    0       0
RELIANT ENERGY INC               COM              74971X107       190      26604  SH      Defined         0       26604    0       0
SIRIUS XM RADIO INC              COM             82967N108      1,693    2666667  SH      Defined         0     2666667    0       0
SYMANTEC CORP                    COM               871503108   10,892     661300  SH      Defined         0      661300    0       0
UNION PAC CORP                   COM               907818108    3,262      55903  SH      Defined         0       55903    0       0
VERISIGN INC                     SDCV 3.250%     92343EAD4      4,368    5000000 PRN      Defined         0           0    0   NONE
VORNADO RLTY L P                 DEB 3.875%      929043AC1    181,397  172767000 PRN      Defined         0           0    0   NONE